Segment Information (Tables)	9 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Financial Information of Segments
Financial information of the segments for the nine months ended December 31, 2020 and 2021, and segment assets information as of March 31, 2021 and December 31, 2021 are as follows:

	Millions of yen
	Nine months ended December 31, 2020		Nine months ended December 31, 2021		March 31, 2021	December 31, 2021
	Segment revenues	Segment profits	Segment revenues	Segment profits	Segment assets	Segment assets
Corporate Financial Services and Maintenance Leasing	¥319,528	¥50,442	¥337,945	¥71,068	¥1,676,063	¥1,637,034
Real Estate	253,921	16,575	294,257	27,861	872,095	888,077
PE Investment and Concession	243,903	4,580	281,009	(10,243)	378,698	356,907
Environment and Energy	102,594	17,085	107,167	18,447	489,174	696,957
Insurance	359,208	51,547	352,192	45,697	1,959,521	2,073,511
Banking and Credit	63,071	38,398	65,019	34,425	2,690,627	2,698,248
Aircraft and Ships	22,569	4,344	29,305	3,210	601,762	645,870
ORIX USA	95,084	25,120	122,697	68,216	1,220,081	1,336,869
ORIX Europe	116,759	27,089	171,017	56,167	369,546	405,055
Asia and Australia	92,818	7,248	108,878	35,933	1,084,222	1,213,353

Total	¥1,669,455	¥242,428	¥1,869,486	¥350,781	¥11,341,789	¥11,951,881

Financial information of the segments for the three months ended December 31, 2020 and 2021 are as follows:

	Millions of yen
	Three months ended December 31, 2020		Three months ended December 31, 2021
	Segment revenues	Segment profits	Segment revenues	Segment profits
Corporate Financial Services and Maintenance Leasing	¥110,384	¥19,348	¥107,670	¥18,667
Real Estate	86,645	5,566	91,743	4,001
PE Investment and Concession	86,077	286	88,859	(12,077)
Environment and Energy	31,729	3,486	43,269	8,784
Insurance	123,454	16,239	117,104	12,688
Banking and Credit	21,410	13,228	21,922	12,360
Aircraft and Ships	7,693	(1,183)	11,557	2,592
ORIX USA	37,225	15,239	37,709	20,602
ORIX Europe	43,713	9,986	69,913	27,576
Asia and Australia	33,856	3,457	37,173	15,448

Total	¥582,186	¥85,652	¥626,919	¥110,641

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Segment revenues:
Total revenues for segments	¥1,669,455	¥1,869,486
Revenues related to corporate assets	8,957	12,998
Revenues from inter-segment transactions	(12,718)	(14,371)

Total consolidated revenues	¥1,665,694	¥1,868,113

Segment profits:
Total profits for segments	¥242,428	¥350,781
Corporate profits (losses)	(36,900)	(38,601)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,053	4,509

Total consolidated income before income taxes	¥209,581	¥316,689

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Segment revenues:
Total revenues for segments	¥582,186	¥626,919
Revenues related to corporate assets	3,024	4,418
Revenues from inter-segment transactions	(4,254)	(4,758)

Total consolidated revenues	¥580,956	¥626,579

Segment profits:
Total profits for segments	¥85,652	¥110,641
Corporate profits (losses)	(12,135)	(13,031)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,890	(1,710)

Total consolidated income before income taxes	¥75,407	¥95,900

	Millions of yen
	March 31, 2021	December 31, 2021
Segment assets:
Total assets for segments	¥11,341,789	¥11,951,881
Cash and cash equivalents, restricted cash	1,079,575	1,031,165
Allowance for credit losses	(78,945)	(79,116)
Trade notes, accounts and other receivable	354,334	308,829
Other corporate assets	866,329	878,401

Total consolidated assets	¥13,563,082	¥14,091,160

Geographical Revenues and Income before Income Taxes
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the nine months ended December 31, 2020 and 2021.
For the nine months ended December 31, 2020

	Millions of yen
	Nine months ended December 31, 2020
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,323,978	¥147,647	¥194,069	¥1,665,694
Income before Income Taxes	139,143	39,079	31,359	209,581
For the nine months ended December 31, 2021

	Millions of yen
	Nine months ended December 31, 2021
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,434,244	¥184,614	¥249,255	¥1,868,113
Income before Income Taxes	146,768	85,074	84,847	316,689
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the three months ended December 31, 2020 and 2021.
For the three months ended December 31, 2020

	Millions of yen
	Three months ended December 31, 2020
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥453,651	¥55,776	¥71,529	¥580,956
Income before Income Taxes	41,171	20,804	13,432	75,407
For the three months ended December 31, 2021

	Millions of yen
	Three months ended December 31, 2021
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥470,052	¥60,927	¥95,600	¥626,579
Income before Income Taxes	28,008	24,746	43,146	95,900

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the nine months ended December 31, 2020 and 2021.
For the nine months ended December 31, 2020

	Millions of yen
	Nine months ended December 31, 2020
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥7,422	¥1,796	¥222,327	¥2,459	¥0	¥0	¥0
Real estate sales	0	53,539	0	0	0	0	0
Asset management and servicing	249	4,942	25	(0)	0	146	18
Automobile related services	45,233	0	0	169	0	0	0
Facilities operation	0	18,186	0	0	0	0	0
Environment and energy services	2,404	0	0	97,240	0	0	0
Real estate management and brokerage	0	77,240	0	0	0	0	0
Real estate contract work	0	54,544	0	0	0	0	0
Other	36,316	1,212	15,563	1,319	1,191	3,350	2,231

Total revenues from contracts with customers	91,624	211,459	237,915	101,187	1,191	3,496	2,249

Geographical location
Japan	90,823	211,459	237,915	92,225	1,191	3,496	621
The Americas	0	0	0	0	0	0	0
Other	801	0	0	8,962	0	0	1,628

Total revenues from contracts with customers	91,624	211,459	237,915	101,187	1,191	3,496	2,249

Other revenues *	227,904	42,462	5,988	1,407	358,017	59,575	20,320

Segment revenues/Total revenues	¥319,528	¥253,921	¥243,903	¥102,594	¥359,208	¥63,071	¥22,569

	Millions of yen
	Nine months ended December 31, 2020
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,904	¥0	¥59	¥235,967	¥528	¥236,495
Real estate sales	507	0	0	54,046	0	54,046
Asset management and servicing	11,203	107,428	0	124,011	(69)	123,942
Automobile related services	0	0	8,614	54,016	(2)	54,014
Facilities operation	0	0	0	18,186	384	18,570
Environment and energy services	789	0	0	100,433	(1,088)	99,345
Real estate management and brokerage	0	0	0	77,240	(1,505)	75,735
Real estate contract work	0	0	0	54,544	(144)	54,400
Other	2,341	67	447	64,037	839	64,876

Total revenues from contracts with customers	16,744	107,495	9,120	782,480	(1,057)	781,423

Geographical location
Japan	0	0	1	637,731	(1,017)	636,714
The Americas	16,744	45,363	0	62,107	0	62,107
Other	0	62,132	9,119	82,642	(40)	82,602

Total revenues from contracts with customers	16,744	107,495	9,120	782,480	(1,057)	781,423

Other revenues *	78,340	9,264	83,698	886,975	(2,704)	884,271

Segment revenues/Total revenues	¥95,084	¥116,759	¥92,818	¥1,669,455	¥(3,761)	¥1,665,694

For the nine months ended December 31, 2021

	Millions of yen
	Nine months ended December 31, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥7,691	¥2,013	¥233,064	¥2,668	¥0	¥0	¥0
Real estate sales	0	75,077	0	0	0	0	0
Asset management and servicing	243	4,544	16	14	0	228	25
Automobile related services	47,562	0	0	160	0	0	0
Facilities operation	0	23,674	0	0	0	0	0
Environment and energy services	2,220	0	66	102,815	0	0	0
Real estate management and brokerage	0	77,346	0	0	0	0	0
Real estate contract work	0	65,516	0	0	0	0	0
Other	39,670	1,035	20,841	730	1,497	4,458	5,831

Total revenues from contracts with customers	97,386	249,205	253,987	106,387	1,497	4,686	5,856

Geographical location
Japan	96,919	249,205	253,987	104,740	1,497	4,686	3,539
The Americas	0	0	0	0	0	0	0
Other	467	0	0	1,647	0	0	2,317

Total revenues from contracts with customers	97,386	249,205	253,987	106,387	1,497	4,686	5,856

Other revenues *	240,559	45,052	27,022	780	350,695	60,333	23,449

Segment revenues/Total revenues	¥337,945	¥294,257	¥281,009	¥107,167	¥352,192	¥65,019	¥29,305

	Millions of yen
	Nine months ended December 31, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,706	¥0	¥375	¥247,517	¥1,251	¥248,768
Real estate sales	73	0	0	75,150	0	75,150
Asset management and servicing	13,695	167,185	0	185,950	(45)	185,905
Automobile related services	0	0	9,974	57,696	10	57,706
Facilities operation	0	0	0	23,674	572	24,246
Environment and energy services	954	0	0	106,055	(1,488)	104,567
Real estate management and brokerage	0	0	0	77,346	(1,943)	75,403
Real estate contract work	0	0	0	65,516	(155)	65,361
Other	3,008	57	607	77,734	1,936	79,670

Total revenues from contracts with customers	19,436	167,242	10,956	916,638	138	916,776

Geographical location
Japan	0	0	0	714,573	218	714,791
The Americas	19,436	59,276	0	78,712	0	78,712
Other	0	107,966	10,956	123,353	(80)	123,273

Total revenues from contracts with customers	19,436	167,242	10,956	916,638	138	916,776

Other revenues *	103,261	3,775	97,922	952,848	(1,511)	951,337

Segment revenues/Total revenues	¥122,697	¥171,017	¥108,878	¥1,869,486	¥(1,373)	¥1,868,113

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the three months ended December 31, 2020 and 2021.
For the three months ended December 31, 2020

	Millions of yen
	Three months ended December 31, 2020
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,761	¥406	¥77,910	¥1,181	¥0	¥0	¥0
Real estate sales	0	14,636	0	0	0	0	0
Asset management and servicing	81	1,975	8	(0)	0	51	5
Automobile related services	16,093	0	0	50	0	0	0
Facilities operation	0	10,542	0	0	0	0	0
Environment and energy services	664	0	0	29,224	0	0	0
Real estate management and brokerage	0	27,030	0	0	0	0	0
Real estate contract work	0	20,866	0	0	0	0	0
Other	12,888	398	6,029	657	411	1,317	739

Total revenues from contracts with customers	32,487	75,853	83,947	31,112	411	1,368	744

Geographical location
Japan	32,108	75,853	83,947	28,103	411	1,368	266
The Americas	0	0	0	0	0	0	0
Other	379	0	0	3,009	0	0	478

Total revenues from contracts with customers	32,487	75,853	83,947	31,112	411	1,368	744

Other revenues *	77,897	10,792	2,130	617	123,043	20,042	6,949

Segment revenues/Total revenues	¥110,384	¥86,645	¥86,077	¥31,729	¥123,454	¥21,410	¥7,693

	Millions of yen
	Three months ended December 31, 2020
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥702	¥0	¥2	¥82,962	¥222	¥83,184
Real estate sales	68	0	0	14,704	0	14,704
Asset management and servicing	4,386	40,526	0	47,032	(17)	47,015
Automobile related services	0	0	3,074	19,217	0	19,217
Facilities operation	0	0	0	10,542	141	10,683
Environment and energy services	180	0	0	30,068	(363)	29,705
Real estate management and brokerage	0	0	0	27,030	(249)	26,781
Real estate contract work	0	0	0	20,866	(25)	20,841
Other	902	15	130	23,486	64	23,550

Total revenues from contracts with customers	6,238	40,541	3,206	275,907	(227)	275,680

Geographical location
Japan	0	0	0	222,056	(213)	221,843
The Americas	6,238	16,200	0	22,438	0	22,438
Other	0	24,341	3,206	31,413	(14)	31,399

Total revenues from contracts with customers	6,238	40,541	3,206	275,907	(227)	275,680

Other revenues *	30,987	3,172	30,650	306,279	(1,003)	305,276

Segment revenues/Total revenues	¥37,225	¥43,713	¥33,856	¥582,186	¥(1,230)	¥580,956

For the three months ended December 31, 2021

	Millions of yen
	Three months ended December 31, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,179	¥567	¥71,958	¥980	¥0	¥0	¥0
Real estate sales	0	15,967	0	0	0	0	0
Asset management and servicing	83	1,427	4	14	0	83	10
Automobile related services	16,230	0	0	59	0	0	0
Facilities operation	0	10,670	0	0	0	0	0
Environment and energy services	659	0	22	41,649	0	0	0
Real estate management and brokerage	0	25,661	0	0	0	0	0
Real estate contract work	0	26,145	0	0	0	0	0
Other	13,793	318	7,211	298	495	1,636	2,674

Total revenues from contracts with customers	32,944	80,755	79,195	43,000	495	1,719	2,684

Geographical location
Japan	32,944	80,755	79,195	41,353	495	1,719	1,359
The Americas	0	0	0	0	0	0	0
Other	0	0	0	1,647	0	0	1,325

Total revenues from contracts with customers	32,944	80,755	79,195	43,000	495	1,719	2,684

Other revenues *	74,726	10,988	9,664	269	116,609	20,203	8,873

Segment revenues/Total revenues	¥107,670	¥91,743	¥88,859	¥43,269	¥117,104	¥21,922	¥11,557

	Millions of yen
	Three months ended December 31, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥640	¥0	¥347	¥76,671	¥619	¥77,290
Real estate sales	6	0	0	15,973	0	15,973
Asset management and servicing	5,889	67,947	0	75,457	(14)	75,443
Automobile related services	0	0	3,603	19,892	16	19,908
Facilities operation	0	0	0	10,670	264	10,934
Environment and energy services	273	0	0	42,603	(474)	42,129
Real estate management and brokerage	0	0	0	25,661	(463)	25,198
Real estate contract work	0	0	0	26,145	(47)	26,098
Other	1,706	19	211	28,361	331	28,692

Total revenues from contracts with customers	8,514	67,966	4,161	321,433	232	321,665

Geographical location
Japan	0	0	0	237,820	290	238,110
The Americas	8,514	21,689	0	30,203	0	30,203
Other	0	46,277	4,161	53,410	(58)	53,352

Total revenues from contracts with customers	8,514	67,966	4,161	321,433	232	321,665

Other revenues *	29,195	1,947	33,012	305,486	(572)	304,914

Segment revenues/Total revenues	¥37,709	¥69,913	¥37,173	¥626,919	¥(340)	¥626,579

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.